Notes to the interim condensed consolidated statement of financial position - Movements in AGA (Details) € / shares in Units, € in Thousands			6 Months Ended
	Dec. 13, 2024 EquityInstruments € / shares	May 25, 2023 € / shares	Jun. 30, 2025 EUR (€) EquityInstruments shares	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 item
Notes to the interim condensed consolidated statement of financial position
Outstanding, Ending balance | shares			0
Capital increase arising from the vesting of bonus share awards | €			€ 8,009	€ 2,238
Expense from share-based payment transactions | €			2,200
Share-based compensation expense | €			6,721	€ 2,238
Expense from accelerated vesting of share-based payment awards | €			€ 1,288
Bonus share award plans
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance			525,000
Issued			3,290,000
Forfeited/ Lapsed			(821,433)
Outstanding, Ending balance			2,993,567
Expense from accelerated vesting of share-based payment awards | €			€ 1,300
AGA 2023-1
Notes to the interim condensed consolidated statement of financial position
Share price | € / shares		€ 2.6
Outstanding, Beginning balance			525,000
Forfeited/ Lapsed			(262,500)
Outstanding, Ending balance			262,500
AGA 2024-1
Notes to the interim condensed consolidated statement of financial position
Share price | € / shares	€ 2.3
Issued			800,000
Outstanding, Ending balance			800,000
AGA 2024-2
Notes to the interim condensed consolidated statement of financial position
Share price | € / shares	2.3
Issued			800,000
Forfeited/ Lapsed			(541,433)
Outstanding, Ending balance			258,567
Expense from share-based payment transactions | €			€ 600
AGA 2024-3
Notes to the interim condensed consolidated statement of financial position
Share price | € / shares	€ 2.3
Issued	1,577,000		1,577,000
Forfeited/ Lapsed			(17,500)
Outstanding, Ending balance			1,559,500
AGA 2024-4
Notes to the interim condensed consolidated statement of financial position
Share price | € / shares	€ 2.3
Issued	113,000		113,000
Outstanding, Ending balance			113,000
Long-Term Incentive Plan In Performance Units [Member]
Notes to the interim condensed consolidated statement of financial position
Number of award plans outstanding | item					1
Pierre Broqua | AGA 2024-2
Notes to the interim condensed consolidated statement of financial position
Issued	800,000
Frederic Cren | AGA 2024-1
Notes to the interim condensed consolidated statement of financial position
Issued	800,000